Related Parties	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
(7) Related Parties

The Partnership has, and is expected to continue to engage in, significant transactions with related parties. These transactions cannot be construed to be at arm’s length and the results of the Partnership’s operations may be different than if conducted with non-related parties. The General Partner’s Board of Directors will oversee and review the Partnership’s related party relationships and are required to approve any significant modifications, as well as any new significant related party transactions.

On December 18, 2015 the General Partner, appointed Clifford J. Merritt as its President. Prior to being appointed President Mr. Merritt provided consulting services to the General Partner. For the year ended December 31, 2015 Mr. Merritt was paid $222,099.

Subsequent to completing the minimum offering, the Partnership reimbursed two members of the General Partner approximately $1.8 million in total for offering related costs that had been paid by the members of the General Partner.

During the year ended December 31, 2015, approximately $62,000 of general and administrative costs were incurred by the General Partner and reimbursed by the Partnership.